Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 846	$ 1,030	$ 1,627
Prepaid expenses	370	574	599
Other current assets	16	25	8
Total current assets	1,232	1,629	2,234
Property and equipment, net		7	30
Intangible assets, net	1,562	1,785	2,170
Operating lease right-of-use assets	6	7	10
Other assets, net		12	12
Other assets, net	20	19
Total assets	2,820	3,440	4,456
CURRENT LIABILITIES:
Accounts payable	919	706	4,318
Accrued expenses:
Salaries and wages	19	27	19
Professional fees	54	109	128
Statutory court costs			251
Other accrued expenses	502	555	936
Related party note payable, current portion	657	94	100
Secured note payable, current portion			26
Unsecured notes payable			65
Operating lease liabilities, current portion	76	155	146
Total current liabilities	2,227	1,646	5,989
LONG-TERM LIABILITES:
Secured contingent payment obligation	38,612	37,372	33,057
Unsecured contingent payment obligations	4,848	5,691	5,222
Convertible notes	4,280	2,895	3,018
Related party note payable, net of current portion		609	703
Operating lease liabilities, net of current portion	2	4	159
Other long-term liabilities			129
Total long-term liabilities	47,742	46,571	42,288
Total liabilities	49,969	48,217	48,277
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock	782	770	586
Additional paid-in capital	389,547	387,865	376,954
Accumulated deficit	(437,478)	(433,412)	(421,361)
Total shareholders' deficit	(47,149)	(44,777)	(43,821)
Total liabilities and shareholders' deficit	$ 2,820	$ 3,440	$ 4,456